United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-7193

                      (Investment Company Act File Number)


                          Federated Institutional Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 7/31/06


                Date of Reporting Period: Quarter ended 10/31/05







Item 1.     Schedule of Investments

FEDERATED GOVERNMENT ULTRASHORT DURATION FUND
PORTFOLIO OF INVESTMENTS
October 31, 2005 (unaudited)

     Principal
     Amount                                                               Value

                  ADJUSTABLE-RATE MORTGAGES - 18.7%
                  Federal Home Mortgage Corp. ARM - 6.9%
  $  3,495,804    3.343%, 7/1/2033                                   $ 3,498,216
     3,868,362    4.227%, 1/1/2035                                     3,829,988
     1,249,792    4.525%, 12/1/2032                                    1,233,176
     3,359,005    4.607%, 9/1/2028                                     3,409,911
     2,958,725    4.937%, 1/1/2027                                     3,028,575
     4,279,321    5.259%, 9/1/2025                                     4,396,096
                      TOTAL                                           19,395,962
                  Federal National Mortgage Association ARM - 11.8%
     7,898,577    4.419%, 5/1/2040 - 8/1/2040                          7,968,785
     4,280,444    4.452%, 4/1/2033                                     4,347,566
     4,545,892    4.494%, 7/1/2034                                     4,526,709
     3,837,743    4.609%, 9/1/2027                                     3,898,034
     1,879,986    4.746%, 7/1/2033                                     1,903,975
     8,131,656    4.830%, 4/1/2024                                     8,323,100
     1,069,800    5.043%, 6/1/2028                                     1,090,313
      766,739     5.323%, 8/1/2032                                       781,350
      451,130     5.550%, 8/1/2031                                       459,188
                      TOTAL                                           33,299,020
                      TOTAL ADJUSTABLE-RATE MORTGAGES                 52,694,982
                  ---------------------------------------------------
                      (IDENTIFIED COST $59,130,933)

                  COLLATERALIZED MORTGAGE OBLIGATIONS - 21.9%
                  Federal Home Mortgage Corp. REMIC - 11.6%
      694,970     Series 1587 FL, 3.840%, 10/15/2008                     693,193
     1,253,109    Series 2669 AD, 4.000%, 6/15/2017                    1,250,365
     2,275,677    Series 2539 FK, 4.320%, 10/15/2016                   2,283,011
     9,391,815    Series 2571 FB, 4.320%, 2/15/2018                    9,431,436
     2,935,300    Series 2534 MF, 4.370%, 9/15/2030                    2,940,685
      690,785     Series 2395 FT, 4.420%, 12/15/2031                     693,252
     2,783,769    Series 2359 FA, 4.470%, 2/15/2029                    2,801,232
     3,922,930    Series 2554 FW, 4.470%, 11/15/2029                   3,936,852
      790,521     Series 2444 FT, 4.500%, 9/15/2029                      795,096
      220,461     Series 2452 FG, 4.520%, 3/15/2032                      222,100
      359,273     Series 2191 MF, 4.570%, 12/17/2027                     359,916
     2,267,746    Series 2396 FL, 4.570%, 12/15/2031                   2,289,050
      718,670     Series 1640 FA, 4.800%, 12/15/2008                     722,499
     1,048,487    Series 1146-E, 5.050%, 9/15/2021                     1,048,722
     1,387,466    Series 1611 JA, 5.125%, 8/15/2023                    1,386,029
     1,854,134    Series 2389 CD, 6.000%, 3/15/2016                    1,877,005
                      TOTAL                                           32,730,443
                  Federal National Mortgage Association REMIC - 9.6%
     1,720,218    Series 0557A NM, 3.410%, 7/25/2035                   1,718,878
     1,945,739    Series 1998-22 FA, 4.380%, 4/18/2028                 1,951,633
     5,064,505    Series 2003-15 FW, 4.388%, 12/25/2016                5,080,788
     1,159,988    Series 2002-50 FH, 4.438%, 12/25/2029                1,161,816
     1,798,319    Series 2002-58 LF, 4.438%, 1/25/2029                 1,802,764
     2,587,282    Series 2002-74 FV, 4.488%, 11/25/2032                2,593,028
     5,262,721    Series 2002-82 FK, 4.488%, 10/25/2031                5,292,130
      195,682     Series 2002-39 FB, 4.530%, 3/18/2032                   197,204
      698,734     Series 2001-34 FL, 4.538%, 8/25/2031                   702,900
      901,736     Series 2001-68 FD, 4.538%, 12/25/2031                  907,365
      424,345     Series 1993-220 FA, 4.663%, 11/25/2013                 427,885
     4,418,495    Series 2003-3 PB, 5.000%, 7/25/2012                  4,414,728
      793,672     Series 1994-12 C, 6.250%, 1/25/2009                    791,389
                      TOTAL                                           27,042,508
                  Government National Mortgage Association REMIC -
                  0.7%
     1,377,461    Series 2001-21 FB, 4.370%, 1/16/2027                 1,380,244
      536,824     Series 1999-43 FA, 4.420%, 11/16/2029                  538,518
                      TOTAL                                            1,918,762
                      TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS       61,691,713

                  ---------------------------------------------------
                      (IDENTIFIED COST $55,703,356)

                           GOVERNMENT AGENCIES - 17.1%
                  Federal Home Loan Bank System Floating Rate Notes
                  - 8.9%(1)
     10,000,000   3.670%, 11/16/2005                                   9,987,600
     10,000,000   3.730%, 12/13/2005                                   9,998,700
     5,000,000    3.925%, 1/5/2006                                     5,002,950
                      TOTAL                                           24,989,250
                  Federal Home Loan Bank System Notes - 0.5%
     1,000,000    2.875%, 8/15/2006                                      987,336
      500,000     3.125%, 9/15/2006                                      493,933
                      TOTAL                                            1,481,269
                          Federal Home Loan Bank--0.3%
     1,000,000    2.100%, 10/13/2006                                     977,060
                  Federal Home Loan Mortgage Corp. Discount Notes -
                  0.6%(2)
     1,750,000    4.000% - 4.243%, 8/22/2006 - 10/17/2006              1,686,394
                  Federal Home Loan Mortgage Corp. Floating Rate
                  Notes - 5.0%(1)
     14,000,000   3.702%, 11/7/2005                                   13,998,740
                  Federal National Mortgage Association Floating
                  Rate Notes - 1.8%(1)
     5,000,000    3.687%, 11/17/2005                                   5,000,400
                      TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST      48,133,113
                  $49,135,295)

                  MORTGAGE-BACKED SECURITIES - 3.3%
                  Federal Home Loan Mortgage Corporation - 2.7%
     1,000,000    4.170%, 10/18/2006                                     995,814
     3,283,344    6.000%, 6/1/2020                                     3,366,256
     2,939,529    6.500%, 9/1/2018                                     3,035,867
                      TOTAL                                            7,397,937
                  Federal National Mortgage Association - 0.6%
     1,648,373    7.500%, 1/1/2032 - 8/1/2032                          1,741,030
                      TOTAL MORTGAGE-BACKED SECURITIES                 9,138,967
                  ---------------------------------------------------
                      (IDENTIFIED COST $8,265,849)

                  U.S. TREASURY - 5.6%
     14,950,527   U.S. Treasury Inflation Protected Note, Series      15,647,263
                            A-2008, 3.625%, 1/15/2008
                  ---------------------------------------------------
                         (IDENTIFIED COST $ 15,731,476)

                          REPURCHASE AGREEMENTS - 34.2%
     26,000,000   Interest in $1,500,000,000 joint repurchase         26,000,000
                  agreement 4.040%, dated 10/31/2005 under which
                  Barclays Capital, Inc. will repurchase U.S.
                  Government Agency securities with various
                  maturities to 9/29/2025 for $1,500,168,333 on
                  11/1/2005. The market value of the underlying
                  securities at the end of the period was
                  $1,530,172,587.
     56,000,000   Interest in $1,500,000,000 joint repurchase         56,000,000
                  agreement 4.050%, dated 10/31/2005 under which
                  Credit Suisse First Boston LLC will repurchase
                  U.S. Government Agency securities with various
                  maturities to 10/1/2035 for $1,500,168,750 on
                  11/1/2005. The market value of the underlying
                  securities at the end of the period was
                  $1,530,006,577.
     14,176,000   Interest in $2,749,000,000 joint repurchase         14,176,000
                  agreement 3.960%, dated 10/31/2005 under which
                  J.P. Morgan Securities, Inc. will repurchase U.S.
                  Treasury securities with various maturities to
                  2/15/2031 for $2,749,302,390 on 11/1/2005. The
                  market value of the underlying securities at the
                  end of the period was $2,804,544,423.
                      TOTAL REPURCHASE AGREEMENTS                     96,176,000
                  ---------------------------------------------------
                               (AT AMORTIZED COST)
                      TOTAL INVESTMENTS - 100.8%                     283,482,038
                  ---------------------------------------------------
                      (IDENTIFIED COST $284,142,909)(3)
                      OTHER ASSETS AND LIABILITIES - NET - (0.8)%    (2,279,690)
                      TOTAL NET ASSETS - 100%                      $ 281,202,348

==============================================================================
     1 Floating rate note with current rate and next reset date shown.
     2 Discount rate at time of purchase.
     3 At October 31, 2005, the cost of investments for federal tax purposes amounts to $284,142,909. The net unrealized depreciation of investments for federal tax purposes was $660,871. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $172,654 and net unrealized depreciation from investments for those securities having an excess of cost over value of $833,525.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2005.

Investment Valuation
The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other fixed income secrurities, prices furnished by an independent pricing service are intended to be indicative of the mean betweeen the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.


The following acronyms are used throughout this portfolio:

ARM         --Adjustable Rate Mortgage
REMIC       --Real Estate Mortgage Investment Conduit





Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Institutional Trust

By          /S/ Richard J. Thomas
            Richard J. Thomas, Principal Financial Officer
            (insert name and title)
Date        December 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer
            Date December 22, 2005


By          /S/ Richard J. Thomas
            Richard J. Thomas, Principal Financial Officer
Date        December 22, 2005